Real Estate Investments - Development Activities (Details) (USD $) In Thousands, unless otherwise specified		3 Months Ended	12 Months Ended	36 Months Ended	12 Months Ended	36 Months Ended
	Dec. 31, 2013 Columbia, South Carolina [Member] sqft	Sep. 30, 2013 The Woodlands, Texas [Member]	Dec. 31, 2013 The Woodlands, Texas [Member] sqft	Dec. 31, 2013 Parent [Member] The Woodlands, Texas [Member]	Dec. 31, 2013 Developer [Member]	Dec. 31, 2013 Developer [Member] The Woodlands, Texas [Member]
Investment Amount, Total	$ 22,033		$ 33,987
Number of Square Feet	450,000		150,000
Proceeds from senior corporate credit facility			$ 17,000
Equity Contributions Percentage				90.00%		10.00%
Cost Overruns Percentage Split			50.00%		50.00%
Percentage of Square Footage Leased		95.00%